COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS
Schedule of Future Minimum Concession Fee Payments	Future minimum concession fee payments under non-cancellable concession right agreements for all airlines were as follows:

Year ended December 31,

2020	$10,593
2021 and thereafter	—